FEDERATED WORLD UTILITY FUND

(A Portfolio of World Investment Series, Inc.)
--------------------------------------------------------------------------------
Supplement to Prospectus dated January 31, 2002.

Effective August 14, 2002, Federated World Utility Fund (the "Fund") will change its name to the Federated Global Value Fund and will no longer have a policy to normally invest at least 80% of its assets in the utility sector. Accordingly, the following changes must be incorporated into the Fund's currently effective Prospectus:

I. All references to Federated World Utility Fund should be replaced with Federated Global Value Fund.

II. On the front cover of the Prospectus, please remove the first sentence and replace it with the following:

      "A mutual fund seeking total return by investing primarily in equity securities issued by domestic and foreign companies that the Adviser has deemed as undervalued."

III. Under the sub-heading entitled, "WHAT IS THE FUND'S INVESTMENT OBJECTIVE?" please remove the current paragraph and replace it with the following:

      "The Fund's investment objective is to provide total return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus."

IV. Under the sub-heading entitled, "WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?" please remove the current paragraph and replace it with the following:

      "The Fund pursues its investment objective by investing primarily in domestic and foreign equity securities that the Adviser believes will appreciate in value, provide income, or both. The Fund's portfolio is managed using a value style. The Adviser seeks to purchase undervalued stocks that the Adviser expects may significantly increase in price as the market recognizes the company's true value."

V. Under the sub-heading entitled, "WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?" please remove the "Sector Risks" section and replace it with the following:

      "Risks of Value Investing. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market."

VI. Under the sub-heading entitled, "Average Annual Total Return Table," please remove the current information and replace it with the following:


      "Average Annual Total Return Table
      The following table represents the Fund's Class A, Class B and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2001. The Fund's Adviser has elected to change the benchmark index from Morgan Stanley Capital International World/Telecom Services Index (MSCI-WTS) and the Morgan Stanley Capital Internation World/Utilities Index (MSCI-WU) to the Morgan Stanley Capital International World Index (MSCI-WRLD) because the MSCI-WRLD is more representative of the Fund's new investment strategy and the securities typically held by the Fund. Therefore the table shows the Fund's total returns averaged over a period of years relative to the MSCI-WRLD which more accurately reflects the Fund's new investment strategy and the MSCI-WTS and MSCI-WU which more accurately reflects the funds previous investment strategy. The MSCI-WRLD Index reflects the stock markets of 23 countries, comprising 1482 securities - with values expressed in U.S. dollars. The MSCI-WTS is a capitalization weighted index that monitors the performance of telecommunications services stocks from around the world. The MSCI-WU is a capitalization weighted index that monitors the performance of utility stocks from around the world. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The Indexes are unmanaged, and it is not possible to invest directly in an index.

      ----------------------------------------------------------------
      ------------ Class A Class B  Class C MSCI-WTS MSCI-WU MSCI-WRLD1
      Calendar
      Period
      ----------------------------------------------------------------
      ----------------------------------------------------------------
      1 Year       (26.62)%(27.17)% (23.74)%(26.41)% (24.23)%(20.88)%
      ----------------------------------------------------------------
      ----------------------------------------------------------------
      5 Years      6.07%   6.17%    6.49%   2.34%    0.52%   4.47%
      ----------------------------------------------------------------
      ----------------------------------------------------------------
      Start of     8.48%   8.97%    8.94%   N/A      N/A     N/A
      Performance2
      ----------------------------------------------------------------

      1 The Fund's Adviser has elected to change the bench mark index from MSCI-WTS and MSCI-WU to MSCI-WRLD because the MSCI-WRLD is more representative of the securities typically held by the Fund.
      2 The Fund's Class A Shares start of performance date was April 22, 1994. The Fund's Class B and Class C Shares start of performance date was July 27, 1995.
      Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns."

VII. Under the heading entitled, "WHAT ARE THE FUND'S INVESTMENT STRATEGIES?" please remove accompanying text in its entirety and replace it with the following:


      "WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

      The Fund pursues its investment objective by investing primarily in equity securities that the Adviser believes will appreciate in value, provide income, or both. The Fund's portfolio is managed using a value style. As a global fund, the Fund may invest in both U.S. and international markets. The Adviser expects that, normally, foreign stocks in the Fund's portfolio will be in developed markets. The Fund is permitted, however, to invest in companies from both developed and emerging market countries.

      The Fund is intended to enable an investor to integrate the value style of investing across both U.S. and foreign stocks in a broader global equity and fixed-income portfolio. In other words, the Fund can be used to represent the value style of investing as an asset class on a global basis.

      The Adviser actively manages the Fund's portfolio seeking total returns in excess of the Fund's benchmark index: the MSCI-WRLD. The MSCI-WRLD Index represents securities in 23 developed markets around the world.

      Because the Adviser is free to seek relative value opportunities across markets and sectors, and is not otherwise limited in market capitalization of stocks in which the Fund may invest, the Fund seeks to provide substantially all of the active management opportunities represented by security selection within the value style in a single managed portfolio.

      The performance of the Fund should be evaluated against the MSCI-WRLD, or any other benchmark, over long periods of time. The volatility of world markets means that even small differences in time periods for comparison can have a substantial impact on returns. There can be no assurances that the Adviser will be successful in achieving investment returns in excess of the MSCI-WRLD.

      The Adviser's process for selecting investments begins with the screening of the universe of available stocks to identify companies with those "value" characteristics that have shown significant positive correlation across stocks over time. These characteristics include, for example, relatively low price/book value or price/earnings ratios, and relatively high dividend yields. Screening is performed by market so that value is relative to each individual market. After screening, the Adviser selects stocks through fundamental analysis of companies by skilled portfolio managers and research analysts because it believes this approach provides a greater opportunity for the Adviser's expertise, experience and skill to create excess returns.

      The Adviser seeks to purchase undervalued stocks that the Adviser expects may significantly increase in price as the market recognizes the company's true value. Realization of income is a secondary consideration in the Adviser's stock selection. A company's stock may be undervalued due to factors such as temporary earnings declines, investor indifference, a change in management, or unfavorable market or industry conditions. The Adviser selects the stock based on its belief that over time the price at which the stock trades will rise to reflect the company's true value. The Adviser is free to seek relative value opportunities among markets and sectors.

      The Adviser also considers the economic environment and outlook in making stock selection decisions, but those factors play a secondary role to fundamental analysis.

      The Adviser employs a team approach to fundamental analysis. The Adviser continuously seeks to identify the countries, sectors and industries where fundamental analysis is most effective at forecasting returns and then to develop expertise in those areas. Analysts and portfolio managers specialize in different sectors and industries, and then support each other in stock selection. Based on this analysis support, senior portfolio managers then independently make stock selection decisions.

      By using a value style, the Adviser seeks to provide long term capital appreciation with lower overall portfolio volatility than a portfolio of growth stocks. The Adviser manages the portfolio's exposure to random or unpredictable events that may adversely affect individual companies, or the risk that the Adviser is otherwise wrong in its analysis of any particular company, through portfolio diversification. There is no assurance these strategies will be successful in reducing portfolio risk.

      While the Adviser does not take concentrated positions in individual stocks, the Adviser may emphasize business sectors or certain countries in the Fund's portfolio because they exhibit stronger potential, or the Adviser believes it has greater skill (or fundamental analysis is more effective) in picking stocks in those sectors or countries.

      The Fund is not limited in the portion of its assets that it invests in U.S. or foreign companies, or in foreign companies based in either developed markets or in emerging markets. Further, the Fund is not limited in the portion of its investments that are denominated in either foreign currency or in U.S. dollars. From time to time, the Fund may hedge a portion of its currency risk by using derivatives such as futures or forward contracts. Currency hedges can protect against price movements in a security that a fund owns that are attributable to changes in the value of the currency in which the security is denominated. Hedging may reduce gains or cause losses to the Fund if the hedged currency moves in a different manner than the Adviser anticipated or if the cost of the hedge outweighs its value. It is anticipated that the majority of the foreign securities in the Fund's portfolio will not be hedged and will therefore remain subject to currency risk."

VIII. Under the heading entitled, "WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?" please remove the risks entitled "RISKS OF INVESTING IN UTILITY SECURITIES" and "CONCENTRATION RISKS" in their entirety and replace them with the following:


      "RISKS RELATED TO INVESTING FOR VALUE
      Due to their relatively low valuations, value stocks are typically less violatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market."

IX. Under the heading entitled, "WHO MANAGES THE FUND?" please remove the Portfolio Manager biographies for Richard J. Lazarchic and Richard Winkowski and replace them with the following:


      "Marc Halperin
      Marc Halperin joined the Fund's Adviser as a Portfolio Manager and a Vice President in 1998 and has been a portfolio manager of the Fund since April 2002. Mr. Halperin served as Associate Director/Portfolio Manager at UOB Asset Management from 1996 through August, 1998. From 1993 through 1995, Mr. Halperin was Vice President, Asian Equities, at Massachusetts Financial Services Co. Mr. Halperin earned his M.A. with a major in municipal finance from the University of Illinois."


      David M. Bruns
      David M. Bruns has been the Fund's Portfolio Manager since April 2002. Mr. Bruns joined Federated in July 2000 as a Senior Investment Analyst and was named Assistant Vice President in July 2001. From 1998 to July 2000, Mr. Bruns was employed with Schafer Cullen Capital Management, where he served as an Analyst. Mr. Bruns was employed by Janney Montgomery Scott, Inc. as an Assistant Vice President/Analyst from 1997 to 1998, and with A.G. Edwards & Sons, Inc. from 1995 to 1997 as a Junior Analyst. Mr. Bruns is a Chartered Financial Analyst. He earned his Bachelor's Degree from Indiana University."




                                                                    June 6, 2002


Cusip 31428U672
Cusip 31428U664
Cusip 31428U656

27369 (6/02)





FEDERATED WORLD UTILITY FUND

(A Portfolio of World Investment Series, Inc.)
--------------------------------------------------------------------------------
Supplement to Statement of Additional Information dated January 31, 2002.

Effective August 14, 2002, Federated World Utility Fund (the "Fund") will change its name to the Federated Global Value Fund and will no longer have a policy to normally invest at least 80% of its assets in the utility sector. Accordingly, the following changes must be incorporated into the Fund's currently effective Statement of Additional Information:

I. All references to Federated World Utility Fund should be replaced with Federated Global Value Fund.

X. Immediately following the heading and text entitled, "HOW IS THE FUND ORGANIZED?" please add the following heading and accompanying text:


      "WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

      The Fund provides exposure to equity securities of domestic and foreign companies.
      A company is based in a foreign country if:
o     It is organized under the laws of, or has a principal office located in, a country other than the U.S.;
o     The principal trading market for its securities is outside the U.S.; or
o     It (or its subsidiaries) derived in its most current fiscal year at least
            50% of its gross revenue or profit from goods produced, services performed, or sales made outside the U.S.

      Adding foreign, or international, exposure to an equity portfolio through the Fund may benefit the portfolio by either increasing portfolio returns or reducing portfolio risk, or both, over longer periods of time. Differences across countries and regions in factors such as political orientation and structure, geographic location, language and cultural factors, regulatory and accounting practices and tax laws, as opposed to sector and company considerations, create unique investing opportunities among countries and regions. These differences also reduce correlation of returns among portfolio holdings caused by global economic, sector and industry factors, and thereby reduce a broader portfolio's overall risk.

      The Adviser actively manages the Fund's portfolio seeking total returns over longer time periods in excess of the MSCI-WRLD Index.

      The Adviser's process for selecting stocks focuses on a "value" style investment process. The Adviser's key buy criteria for a value stock includes a relatively low market price, quality of company management, industry leadership, and presence of a catalyst for higher market valuation.

      Most stocks are assigned a price target, and the stocks with greatest appreciation potential are selected for the Fund's portfolio, subject to a variety of other factors including country and industry exposures and overall risk management considerations. Similarly, the Adviser has a sell discipline. As a stock's appreciation potential declines, either because the company's fundamentals have eroded or because the stock's price has risen, the Adviser may sell the stock and replace it with new companies with higher appreciation potential.

      The Adviser employs a team approach to fundamental analysis. The Adviser is managed to ensure that its portfolio managers and analysts have access to all the resources of the organization and to facilitate their working together to utilize each other's strengths. The Adviser's staff work together closely to (1) share information, (2) retrospectively evaluate the performance of their stock picks in order to identify their respective capabilities, and (3) prospectively select securities and engage in theme and idea generation.

      The Adviser expects that, normally, the Fund's portfolio will consist primarily of equity securities of developed market countries. There is less political and currency risk in investing in more developed markets than in emerging markets. The Adviser may, however, emphasize investment in a particular country or region from time to time, including emerging markets, when conditions in a country or particular opportunities are attractive to the Adviser."

XI. Under the sub-heading entitled, "INVESTMENT LIMITATIONS," please remove the "Concentration" section in its entirety and replace it with the following:


      "Concentration
      The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, provided that the Fund may concentrate its investments in issuers in the utilities industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry."

XII. Under the sub-heading entitled, "PERFORMANCE COMPARISONS," please add the following:

      "Morgan Stanley Capital International World Index
      Morgan Stanley Capital International World Index reflects the stock markets of 23 developed countries, comprising 1482 securities - with values expressed in U.S. dollars."

                                                                    June 6, 2002


Cusip 31428U672
Cusip 31428U664
Cusip 31428U656

27401 (6/02)